Preferred shares (Tables)	12 Months Ended
Dec. 31, 2015
Preferred Shares Tables
Preferred shares outstanding schedule
	# of Preferred
Fair values assigned in 2005	Shares	$ value
convertible upon issue effective December 31, 2005
(shares subsequently converted in 2013)	2,000,000	$3,256,400
conditionally convertible on or before December 31, 2015	8,000,000	232,600
	10,000,000	3,489,000

	# of shares	historic
	outstanding	$ value
As at December 31, 2012	10,000,000	$3,489,000
Conversion of Preferred Shares in May 2013	(2,000,000)	(3,256,400)
As at December 31, 2014	8,000,000	232,600
Conversion of Preferred Shares in August 2015 (see (ii))	(8,000,000)	(232,600)
As at December 31, 2015	-	-

Preferred Shares conversion into common shares
	2015	2014
Expected dividends paid per common share	Nil	Nil
Expected life in years	0.8	1.9
Expected volatility in the price of common shares	42%	62%
Risk free interest rate	1.0%	1.0%
Weighted average fair value per Right at grant date	$0.26	$0.60

Rights granted to certain of NXT's
	2015	2014
Expense recognized related to:
Grant of Rights in 2014	$244,000	$226,000
Extension of term of Rights in 2015	210,000	-
	454,000	226,000